Exempt Party-In-Interest Transactions	12 Months Ended
Dec. 31, 2024
EBP 56-1814206 001
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Exempt Party-In-Interest Transactions

Note 4 – Exempt Party-In-Interest Transactions

Certain plan investments are managed by the Trustee. Fees paid to the Trustee by the Plan for investment management services and administrative services were $72,650 for the year ended December 31, 2024. These transactions, as well as, notes receivable from participants, qualify as exempt party-in-interest transactions under ERISA.